As filed with the Securities and Exchange Commission on September 18, 2017
1933 Act Registration No. 333-141755
1940 Act Registration No. 811-07785

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 14
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 40
Lincoln Life & Annuity Variable Annuity Account L
(Exact Name of Registrant)
Group Variable Annuity I, II & III
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Mary Jo Ardington, Esquire
The Lincoln National Life Insurance Company
1300 S. Clinton Street
Fort Wayne, Indiana 46802
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on October 18, 2017, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under group flexible
payment deferred variable annuity contracts.

 LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account L
Group Variable Annuity

Supplement dated September 18, 2017 to the Prospectus dated May 1, 2017

This Supplement outlines important changes regarding investment options that impact your variable annuity contract.  All other provisions of your prospectus remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective November 13, 2017, the following funds will be available as new investment options under your contract:

	Fidelity VIP Freedom 2020 PortfolioSM (Service Class 2)
	Fidelity VIP Freedom 2025 PortfolioSM (Service Class 2)
	Fidelity VIP Freedom 2030 PortfolioSM (Service Class 2)
	Fidelity VIP Freedom 2035 PortfolioSM (Service Class 2)
	Fidelity VIP Freedom 2040 PortfolioSM (Service Class 2)
	Fidelity VIP Freedom 2045 PortfolioSM (Service Class 2)
	Fidelity VIP Freedom 2050 PortfolioSM (Service Class 2)

The following table shows the expenses charged by each fund (as a percentage of each fund's average net assets):

	Management Fees (before any waivers/ reimbursements) +	12b-1 Fees (before any waivers/ reimbursements) +	Other Expenses (before any waivers/ reimbursements) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimbursements)[1]
Fidelity VIP Freedom 2020 PortfolioSM (Service Class 2)	None	0.25%	0.00%	0.60%	0.85%
Fidelity VIP Freedom 2025 PortfolioSM (Service Class 2)	None	0.25%	0.00%	0.62%	0.87%
Fidelity VIP Freedom 2030 PortfolioSM (Service Class 2)	None	0.25%	0.00%	0.66%	0.91%
Fidelity VIP Freedom 2035 PortfolioSM (Service Class 2)	None	0.25%	0.00%	0.69%	0.94%
Fidelity VIP Freedom 2040 PortfolioSM (Service Class 2)	None	0.25%	0.00%	0.69%	0.94%
Fidelity VIP Freedom 2045 PortfolioSM (Service Class 2)	None	0.25%	0.00%	0.69%	0.94%
Fidelity VIP Freedom 2050 PortfolioSM (Service Class 2)	None	0.25%	0.00%	0.69%	0.94%
1Differs from the ratios of expenses to average net assets in the Financial Highlights of the fund prospectus because of acquired fund fees and expenses.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objectives for the new funds listed above, effective November 13, 2017. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

Fidelity Variable Insurance Products®, advised by FMRC, an affiliate of Fidelity Management & Research Company
	Fidelity VIP Freedom 2020 PortfolioSM (Service Class 2) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2025 PortfolioSM (Service Class 2) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2030 PortfolioSM (Service Class 2) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2035 PortfolioSM (Service Class 2) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2040 PortfolioSM (Service Class 2) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2045 PortfolioSM (Service Class 2) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2050 PortfolioSM (Service Class 2) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Please retain this Supplement for future reference.

PART A

The prospectus for the Group Variable Annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-141755) filed on April 26, 2017.

PART B

The Statement of Additional Information for the Group Variable Annuity contract is incorporated herein by reference Post-Effective Amendment No. 13 (File No. 333-141755) filed on April 26, 2017.

Lincoln Life & Annuity Variable Annuity Account L
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is incorporated herein by reference Post-Effective Amendment No. 13 (File No. 333-141755) filed on April 26, 2017.
2. Part B
The following financial statements for the Variable Account are incorporated herein by reference Post-Effective Amendment No. 13 (File No. 333-141755) filed on April 26, 2017:
Statement of Assets and Liabilities - December 31, 2016
Statement of Operations - Year ended December 31, 2016
Statements of Changes in Net Assets - Years ended December 31, 2016 and 2015
Notes to Financial Statements - December 31, 2016
Report of Independent Registered Public Accounting Firm
3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference Post-Effective Amendment No. 13 (File No. 333-141755) filed on April 26, 2017:
Balance Sheets - Years ended December 31, 2016 and 2015
Statements of Comprehensive Income (Loss) - Years ended December 31, 2016, 2015 and 2014
Statements of Stockholder’s Equity - Years ended December 31, 2016, 2015 and 2014
Statements of Cash Flows - Years ended December 31, 2016, 2015 and 2014
Notes to Financial Statements - December 31, 2016
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolution of Board of Directors of Lincoln Life & Annuity Company of New York authorizing establishment of the Variable Account incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-10805) filed on August 27, 1996.
(2) Not Applicable.
(3)(a) Principal Underwriting Agreement dated May 1, 2007 incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Broker-Dealer Sales Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed on September 30, 1996.
(4)(a) Group Variable Annuity I Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.
(b) Group Variable Annuity II Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.
(c) Group Variable Annuity III Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.
(d) Form of Endorsement to Group Annuity Contract and Certificate incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-10863) filed on May 1, 1998.
(e) Form of Group Annuity Endorsement to Group Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-10805) filed on April 29, 1999.
(f) Section 403(b) Annuity Amendment incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-10805) filed on April 16, 2002.
(g) Section 403(b) Annuity Amendment incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-10805) filed on April 16, 2002.

(h) Qualified Individual Retirement Annuity Rider incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-10805) filed on April 6, 2004.
(i) Section 403(b) Annuity Endorsement (32481-G-12/08) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-43373) filed on April 7, 2009.
(5)(a) Application for Group Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.
(b) Participant Enrollment Form incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-10805) filed on April 14, 2000.
(6) Certificate of Incorporation and By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.
(7) Not Applicable.
(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) American Century incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(ii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post- Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(iii) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(iv) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.
(v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(vi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(vii)(a) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-10805) filed on September 30, 1996. (Fund Participation Agreement)
(b) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-10805) filed on April 16, 2003. (Amendment)
(c) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. (Amendment dated April 2, 2007) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-141755) filed on April 15, 2008.
(d) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. (Amendment No. 4 dated February 9, 2011) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-141755) filed on April 6, 2014.
(e) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. (Amendment No. 5 dated October 10, 2011) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-141755) filed on April 6, 2014.
(f) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. (Amendment No. 7 dated March 24, 2014) incorporated herein by reference to Post-Effective Amendment No. 15 on Form N-6 (File No. 333-141769) filed on April 2, 2015.
(viii) Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(ix) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(x) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(xi) Deutsche Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(c) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(ii) American Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(iv) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(v) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008
(vi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-141755) filed on April 2, 2007.
(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference Post-Effective Amendment No. 13 (File No. 333-141755) filed on April 26, 2017.
(11) Not Applicable
(12) Not Applicable
(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 333-138190) filed on February 22, 2017.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account L as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.
Item 27. Number of Contractowners
As of February 28, 2017 there were 18,480 participants in group contracts under Account L.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.
Item 31. Management Services
Not Applicable.

Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.
(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.
SIGNATURES
(a)	As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 18th day of September, 2017.

Lincoln Life & Annuity Variable Annuity Account L (Registrant) Group Variable Annuity I, II & III
By:	/s/John D. Weber John D. Weber Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/John J. Luviano John J. Luviano Senior Vice President, Lincoln Life & Annuity Company of New York (Title)
(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on September 18, 2017.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director (Principal Financial Officer)
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* George W. Henderson, III	Director
* Mark E. Konen	Executive Vice President and Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/ John D. Weber John D. Weber	Pursuant to a Power of Attorney